Combined Balance Sheets - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 124	$ 74	$ 79
Trade and other receivables, net	136	184	169
Prepaid and other current assets		61	66
Total current assets	405	319	314
Property and equipment, net (note 2)	1,209	1,150	1,053
Goodwill	638	746	746
Total Intangible assets not subject to amortization	812	1,337	1,336
Intangible assets subject to amortization, net (note 4)	380	411	461
Other assets, net	205	165	167
Total assets	3,011	3,382	3,331
Current liabilities:
Accounts payable and accrued liabilities	125	110	82
Deferred revenue	23	21	30
Current portion of debt (note 5)	4	3	3
Other current liabilities	59	58	55
Total current liabilities	302	192	170
Long-term debt, net (note 5)	981	1,066	1,018
Obligations under tower obligations and finance leases, excluding current portion (note 6)	69	72	83
Long-term deferred revenue	130	113	65
Deferred income tax liabilities (note 7)		359	349
Other liabilities	139	151	143
Total liabilities	1,621	1,953	1,828
Redeemable noncontrolling interest in equity of subsidiary (note 8)	18	15	20
Member's equity:
Member's investment		1,777	1,766
Retained earnings (deficit)	(688)	(363)	(283)
Total equity	1,372	1,414	1,483
Commitments and contingencies (note 11)
Total liabilities and equity	3,011	3,382
Cable certificates
Current assets:
Indefinite lived intangible assets (excluding goodwill)	149	550	550
Member's equity:
Total liabilities and equity		3,382	3,331
Other
Current assets:
Indefinite lived intangible assets (excluding goodwill)	$ 25	$ 41	$ 40